VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 0.5%
Germany : 0.2%
Kreditanstalt fuer
Wiederaufbau
3.50%, 02/17/28 PLN 27,000 $ 7,079,583
Underline
Luxembourg : 0.3%
European Investment
Bank Reg S
5.25%, 01/24/31 PLN 31,050 8,299,934
6.50%, 07/07/27 MXN 72,000 3,944,625
12,244,559
Philippines : 0.0%
Asian Development Bank
2.40%, 03/14/27 CNY 14,000 2,044,786
Underline
South Africa : 0.0%
Eskom Holdings
7.50%, 09/15/33 ZAR 11,000 570,521
Transnet Reg S
13.50%, 04/18/28 ZAR 500 31,957
602,478
United States : 0.0%
International Bank for
Reconstruction &
Development
6.25%, 01/19/29 IDR 37,800,000 2,240,653
Underline
Total Corporate Bonds
(Cost: $25,198,782) 24,212,059
GOVERNMENT OBLIGATIONS : 97.0%
Brazil : 5.6%
Brazil Letras do Tesouro
Nacional
0.00%, 07/01/27 ^ BRL 141,080 23,006,701
0.00%, 01/01/28 ^ BRL 80,345 12,281,950
0.00%, 07/01/28 ^ BRL 31,970 4,590,554
0.00%, 01/01/29 ^ BRL 255,390 34,430,201
0.00%, 07/01/29 ^ BRL 179,020 22,397,165
0.00%, 01/01/30 ^ BRL 115,600 13,672,062
0.00%, 01/01/32 ^ BRL 126,500 11,484,824
Brazil Notas do Tesouro
Nacional Serie F
10.00%, 01/01/37 BRL 24,360 3,697,526
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/27 BRL 161,810 30,223,421
10.00%, 01/01/29 BRL 162,860 28,758,753
10.00%, 01/01/31 BRL 255,830 42,783,297
10.00%, 01/01/33 BRL 90,120 14,492,262
10.00%, 01/01/35 BRL 147,790 23,049,282
264,867,998
Chile : 3.1%
Bonos de la Tesoreria de
la Republica en pesos
0.00%, 05/06/27 ^ CLP 19,955,000 20,402,559
0.00%, 04/01/29 ^ CLP 14,985,000 13,968,143
5.00%, 03/01/35 CLP 16,700,000 17,208,375
6.00%, 01/01/43 CLP 11,555,000 12,822,800
Par
(000’s) Value
Chile (continued)
Bonos de la Tesoreria de
la Republica en pesos
144A Reg S
4.70%, 09/01/30 CLP 15,795,000 $ 16,503,861
5.00%, 10/01/28 CLP 6,220,000 6,638,964
5.30%, 11/01/37 CLP 6,690,000 6,985,983
5.80%, 10/01/29 CLP 10,565,000 11,525,870
5.80%, 10/01/34 CLP 5,995,000 6,538,952
6.00%, 04/01/33 CLP 22,620,000 24,944,096
6.20%, 10/01/40 CLP 6,900,000 7,773,667
7.00%, 05/01/34 CLP 3,455,000 4,055,487
149,368,757
China : 8.7%
China Government Bond
1.40%, 11/25/28 CNY 14,450 2,097,234
1.42%, 11/15/27 CNY 22,610 3,280,607
1.42%, 08/15/28 CNY 57,780 8,388,853
1.43%, 01/25/30 CNY 53,000 7,672,741
1.45%, 02/25/28 CNY 30,390 4,414,514
1.45%, 04/25/30 CNY 34,160 4,940,843
1.46%, 05/25/28 CNY 74,720 10,860,239
1.49%, 12/25/31 CNY 21,690 3,123,016
1.55%, 07/25/30 CNY 50,680 7,359,579
1.57%, 05/15/32 CNY 30,440 4,391,543
1.61%, 02/15/35 CNY 55,640 7,955,505
1.62%, 08/15/27 CNY 53,050 7,719,509
1.63%, 10/25/30 CNY 53,800 7,830,015
1.65%, 05/15/35 CNY 24,590 3,524,425
1.66%, 12/25/32 CNY 31,170 4,508,033
1.67%, 05/25/35 CNY 60,760 8,730,548
1.74%, 10/15/29 CNY 28,610 4,192,574
1.78%, 09/15/32 CNY 53,240 7,769,314
1.78%, 11/15/35 CNY 64,230 9,270,830
1.79%, 03/25/32 CNY 58,820 8,610,261
1.83%, 08/25/35 CNY 59,230 8,586,648
1.85%, 05/15/27 CNY 45,060 6,567,008
1.87%, 09/15/31 CNY 32,470 4,780,060
1.88%, 04/25/55 CNY 44,490 5,889,248
1.90%, 07/15/55 CNY 34,650 4,545,098
1.91%, 07/15/29 CNY 49,850 7,346,844
1.92%, 07/15/45 CNY 12,610 1,715,214
1.92%, 01/15/55 CNY 19,610 2,588,072
1.98%, 04/25/45 CNY 17,010 2,339,225
2.04%, 02/25/27 CNY 5,630 821,505
2.04%, 11/25/34 CNY 30,600 4,535,858
2.05%, 04/15/29 CNY 50,540 7,476,499
2.11%, 08/25/34 CNY 29,600 4,415,004
2.12%, 06/25/31 CNY 45,620 6,802,247
2.15%, 08/25/55 CNY 22,280 3,127,945
2.17%, 08/29/34 CNY 35,920 5,362,368
2.19%, 09/25/54 CNY 34,270 4,792,394
2.25%, 08/29/39 CNY 10,740 1,593,402
2.27%, 05/25/34 CNY 33,680 5,078,466
2.28%, 03/25/31 CNY 40,330 6,058,330
2.33%, 08/15/44 CNY 19,200 2,803,638
2.35%, 02/25/34 CNY 44,520 6,749,833
2.37%, 01/20/27 CNY 930 136,017
2.37%, 01/15/29 CNY 9,880 1,474,052

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
2.39%, 11/15/26 CNY 25,810 $ 3,766,982
2.40%, 07/15/28 CNY 33,710 5,005,403
2.44%, 10/15/27 CNY 18,200 2,679,889
2.47%, 07/25/54 CNY 25,010 3,701,875
2.48%, 04/15/27 CNY 8,550 1,255,424
2.48%, 09/25/28 CNY 20,280 3,024,005
2.49%, 05/25/44 CNY 20,940 3,131,787
2.50%, 07/25/27 CNY 29,960 4,402,428
2.52%, 08/25/33 CNY 6,870 1,053,363
2.54%, 12/25/30 CNY 34,720 5,270,692
2.55%, 10/15/28 CNY 39,030 5,832,954
2.57%, 05/20/54 CNY 24,130 3,643,085
2.60%, 09/15/30 CNY 40,990 6,228,405
2.60%, 09/01/32 CNY 23,120 3,549,153
2.62%, 04/15/28 CNY 6,780 1,009,499
2.62%, 09/25/29 CNY 15,270 2,306,626
2.62%, 06/25/30 CNY 37,700 5,724,558
2.64%, 01/15/28 CNY 7,570 1,123,858
2.67%, 05/25/33 CNY 27,490 4,255,525
2.67%, 11/25/33 CNY 32,960 5,113,788
2.68%, 05/21/30 CNY 38,400 5,833,062
2.69%, 08/15/32 CNY 25,560 3,928,537
2.75%, 06/15/29 CNY 22,990 3,480,309
2.75%, 02/17/32 CNY 30,700 4,742,031
2.76%, 05/15/32 CNY 15,150 2,345,758
2.79%, 12/15/29 CNY 28,190 4,293,625
2.80%, 03/24/29 CNY 19,990 3,023,077
2.80%, 03/25/30 CNY 35,400 5,409,183
2.80%, 11/15/32 CNY 23,750 3,697,877
2.85%, 06/04/27 CNY 32,270 4,768,996
2.88%, 02/25/33 CNY 25,600 4,018,666
2.89%, 11/18/31 CNY 23,840 3,711,226
2.91%, 10/14/28 CNY 24,820 3,747,140
3.00%, 10/15/53 CNY 23,880 3,923,499
3.01%, 05/13/28 CNY 32,740 4,926,085
3.02%, 05/27/31 CNY 30,990 4,846,936
3.12%, 12/05/26 CNY 6,090 895,395
3.12%, 10/25/52 CNY 13,920 2,313,131
3.13%, 11/21/29 CNY 30,300 4,680,480
3.19%, 04/15/53 CNY 18,430 3,109,342
3.25%, 11/22/28 CNY 2,020 308,783
3.27%, 11/19/30 CNY 32,170 5,072,162
3.28%, 12/03/27 CNY 17,240 2,589,527
3.29%, 05/23/29 CNY 36,430 5,623,003
3.32%, 04/15/52 CNY 15,640 2,680,817
3.53%, 10/18/51 CNY 18,230 3,227,402
3.72%, 04/12/51 CNY 17,810 3,233,517
3.81%, 09/14/50 CNY 34,710 6,353,514
411,087,537
Colombia : 4.3%
Colombian TES
5.75%, 11/03/27 COP 32,698,500 7,940,092
6.00%, 04/28/28 COP 67,941,500 16,075,948
6.25%, 07/09/36 COP 38,711,000 6,759,830
7.00%, 03/26/31 COP 61,124,500 12,889,062
7.00%, 06/30/32 COP 54,601,400 10,993,012
7.25%, 10/18/34 COP 30,961,700 5,981,920
7.25%, 10/26/50 COP 43,231,900 6,995,918
Par
(000’s) Value
Colombia (continued)
7.75%, 09/18/30 COP 50,047,000 $ 11,018,911
9.25%, 05/28/42 COP 92,863,700 19,211,051
11.00%, 08/22/29 COP 86,461,700 21,794,173
11.50%, 07/25/46 COP 73,591,900 18,068,385
11.75%, 01/24/35 COP 63,865,000 16,205,062
12.50%, 02/27/30 COP 17,590,000 4,600,950
12.75%, 11/28/40 COP 49,151,200 13,102,292
13.25%, 02/09/33 COP 111,484,500 30,202,279
201,838,885
Czech Republic : 4.6%
Czech Republic
Government Bond
0.05%, 11/29/29 CZK 166,080 6,680,412
0.25%, 02/10/27 CZK 295,810 13,455,775
1.20%, 03/13/31 CZK 274,810 11,056,123
1.50%, 04/24/40 CZK 168,300 5,100,552
1.75%, 06/23/32 CZK 280,520 11,153,622
1.95%, 07/30/37 CZK 171,420 5,989,388
2.00%, 10/13/33 CZK 277,180 10,754,988
2.75%, 07/23/29 CZK 277,190 12,390,589
3.00%, 03/03/33 CZK 201,490 8,510,527
3.50%, 05/30/35 CZK 307,720 13,075,569
3.60%, 06/03/36 CZK 179,630 7,578,517
4.00%, 04/04/44 CZK 43,120 1,739,765
4.25%, 10/24/34 CZK 178,660 8,045,566
4.50%, 11/11/32 CZK 314,060 14,589,405
4.90%, 04/14/34 CZK 288,960 13,655,673
5.00%, 09/30/30 CZK 311,590 14,959,413
5.30%, 09/19/35 CZK 105,570 5,127,703
5.50%, 12/12/28 CZK 242,180 11,716,917
5.75%, 03/29/29 CZK 153,770 7,512,242
6.20%, 06/16/31 CZK 130,150 6,579,562
Czech Republic
Government Bond
Reg S
0.95%, 05/15/30 CZK 278,490 11,405,278
2.50%, 08/25/28 CZK 275,720 12,436,936
4.20%, 12/04/36 CZK 144,070 6,374,538
219,889,060
Dominican Republic : 1.3%
Dominican Republic
International Bond
144A
10.50%, 03/15/37 DOP 917,600 16,358,705
10.75%, 06/01/36 DOP 709,850 12,432,150
11.25%, 09/15/35 DOP 172,150 3,099,763
13.62%, 02/03/33 DOP 420,050 8,248,590
Dominican Republic
International Bond
Reg S
10.50%, 03/15/37 DOP 168,450 3,003,078
10.75%, 06/01/36 DOP 273,000 4,781,259
11.25%, 09/15/35 DOP 474,900 8,551,133
13.62%, 02/03/33 DOP 142,880 2,805,758
59,280,436
Hungary : 3.5%
Hungary Government
Bond

Par
(000’s) Value
Hungary (continued)
2.00%, 05/23/29 HUF 5,918,640 $ 15,188,054
2.25%, 04/20/33 HUF 4,608,970 10,106,170
2.25%, 06/22/34 HUF 2,685,890 5,632,802
2.75%, 12/22/26 HUF 2,819,890 8,178,158
3.00%, 10/27/27 HUF 4,614,090 12,981,836
3.00%, 08/21/30 HUF 6,113,380 15,464,358
3.00%, 10/27/38 HUF 1,907,500 3,823,828
3.00%, 04/25/41 HUF 1,718,250 3,227,046
3.25%, 10/22/31 HUF 6,349,340 15,649,875
4.50%, 03/23/28 HUF 4,006,630 11,397,129
4.50%, 05/27/32 HUF 1,466,910 3,812,810
4.75%, 11/24/32 HUF 4,888,090 12,756,809
6.00%, 11/28/29 HUF 1,792,200 5,144,844
6.75%, 10/22/28 HUF 6,264,450 18,533,687
6.75%, 07/23/31 HUF 2,457,690 7,209,002
7.00%, 10/24/35 HUF 6,282,530 18,556,417
167,662,825
India : 8.0%
India Government Bond
5.77%, 08/03/30 INR 1,347,180 13,648,044
5.79%, 05/11/30 INR 1,122,720 11,414,052
5.85%, 12/01/30 INR 1,045,300 10,620,123
6.01%, 07/21/30 INR 579,840 5,974,349
6.10%, 07/12/31 INR 1,361,890 13,937,312
6.33%, 05/05/35 INR 2,005,650 20,398,071
6.45%, 10/07/29 INR 951,700 10,042,649
6.48%, 10/06/35 INR 360,840 3,699,485
6.54%, 01/17/32 INR 1,344,800 13,921,550
6.67%, 12/17/50 INR 1,360,040 12,824,522
6.68%, 01/27/33 INR 54,130 566,959
6.75%, 12/23/29 INR 662,650 7,000,289
6.79%, 12/30/31 INR 52,800 554,163
6.79%, 10/07/34 INR 1,747,340 18,139,618
6.79%, 12/02/34 INR 134,300 1,394,935
6.99%, 12/15/51 INR 1,602,250 15,580,680
7.02%, 06/18/31 INR 550,530 5,832,450
7.04%, 06/03/29 INR 662,120 7,131,751
7.06%, 04/10/28 INR 492,930 5,274,078
7.10%, 04/18/29 INR 923,070 9,940,364
7.10%, 04/08/34 INR 1,655,120 17,495,329
7.16%, 09/20/50 INR 899,350 8,954,496
7.17%, 04/17/30 INR 658,200 7,044,616
7.18%, 08/14/33 INR 1,898,800 20,202,117
7.18%, 07/24/37 INR 845,120 8,900,893
7.26%, 01/14/29 INR 376,880 4,068,991
7.26%, 08/22/32 INR 1,448,940 15,525,035
7.26%, 02/06/33 INR 1,430,070 15,335,407
7.30%, 06/19/53 INR 2,015,370 20,132,632
7.32%, 11/13/30 INR 506,070 5,471,656
7.36%, 09/12/52 INR 1,722,450 17,486,630
7.37%, 10/23/28 INR 459,880 4,982,387
7.37%, 01/23/54 INR 39,470 399,525
7.38%, 06/20/27 INR 791,530 8,512,085
7.41%, 12/19/36 INR 1,397,680 15,092,240
7.54%, 05/23/36 INR 1,437,280 15,659,952
7.72%, 06/15/49 INR 753,740 8,005,643
381,165,078
Par
(000’s) Value
Indonesia : 7.8%
Indonesia Treasury Bond
5.12%, 04/15/27 IDR 151,629,000 $ 8,861,264
5.88%, 03/15/31 IDR 83,547,000 4,778,321
6.12%, 05/15/28 IDR 176,395,000 10,322,938
6.25%, 06/15/36 IDR 99,685,000 5,605,049
6.38%, 08/15/28 IDR 103,783,000 6,127,499
6.38%, 04/15/32 IDR 286,927,000 16,553,521
6.38%, 07/15/37 IDR 23,415,000 1,318,697
6.50%, 07/15/30 IDR 295,546,000 17,312,427
6.50%, 02/15/31 IDR 300,287,000 17,567,955
6.50%, 04/15/36 IDR 142,905,000 8,204,855
6.62%, 05/15/33 IDR 162,192,000 9,392,516
6.62%, 02/15/34 IDR 296,456,000 17,182,677
6.75%, 07/15/35 IDR 278,944,000 16,331,712
6.88%, 04/15/29 IDR 251,455,000 14,939,381
7.00%, 05/15/27 IDR 99,507,000 5,924,659
7.00%, 09/15/30 IDR 259,002,000 15,420,617
7.00%, 02/15/33 IDR 241,404,000 14,326,407
7.12%, 06/15/38 IDR 203,911,000 12,178,690
7.12%, 08/15/40 IDR 216,540,000 12,959,654
7.12%, 06/15/42 IDR 170,927,000 10,223,277
7.12%, 06/15/43 IDR 172,341,000 10,304,015
7.12%, 08/15/45 IDR 164,680,000 9,949,988
7.50%, 08/15/32 IDR 79,678,000 4,858,086
7.50%, 06/15/35 IDR 198,538,000 12,171,507
7.50%, 05/15/38 IDR 112,912,000 6,957,298
7.50%, 04/15/40 IDR 254,750,000 15,596,149
8.25%, 05/15/29 IDR 162,061,000 9,991,062
8.25%, 06/15/32 IDR 71,524,000 4,591,017
8.25%, 05/15/36 IDR 169,398,000 10,912,363
8.38%, 03/15/34 IDR 210,256,000 13,501,814
8.38%, 04/15/39 IDR 95,013,000 6,258,631
8.75%, 05/15/31 IDR 120,213,000 7,796,780
9.00%, 03/15/29 IDR 105,431,000 6,638,858
9.50%, 07/15/31 IDR 45,438,000 3,022,739
10.50%, 08/15/30 IDR 63,805,000 4,324,716
Perusahaan Penerbit
SBSN
5.88%, 07/15/28 IDR 134,113,000 7,857,912
6.38%, 03/15/34 IDR 58,856,000 3,518,352
6.62%, 09/15/29 IDR 10,084,000 594,981
6.88%, 03/15/36 IDR 24,600,000 1,467,355
8.88%, 11/15/31 IDR 69,630,000 4,550,611
370,396,350
Malaysia : 8.2%
Malaysia Government
Bond
2.63%, 04/15/31 MYR 54,324 12,917,969
3.24%, 03/15/29 MYR 7,640 1,884,600
3.34%, 05/15/30 MYR 15,720 3,876,538
3.48%, 07/02/35 MYR 19,952 4,866,322
3.50%, 05/31/27 MYR 49,044 12,169,281
3.52%, 04/20/28 MYR 39,371 9,783,089
3.58%, 07/15/32 MYR 41,813 10,352,046
3.73%, 06/15/28 MYR 37,785 9,431,215
3.76%, 05/22/40 MYR 38,128 9,279,192
3.77%, 01/15/41 MYR 6,260 1,521,162
3.83%, 07/05/34 MYR 48,801 12,191,004

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Malaysia (continued)
3.88%, 08/15/29 MYR 48,152 $ 12,100,742
3.90%, 11/30/26 MYR 35,329 8,774,645
3.90%, 11/16/27 MYR 37,966 9,494,716
3.92%, 07/15/55 MYR 15,755 3,763,664
4.05%, 04/18/39 MYR 43,273 10,854,883
4.07%, 06/15/50 MYR 45,089 11,080,037
4.18%, 05/16/44 MYR 36,327 9,178,322
4.25%, 05/31/35 MYR 25,231 6,525,566
4.46%, 03/31/53 MYR 40,090 10,435,131
4.50%, 04/30/29 MYR 15,740 4,023,735
4.64%, 11/07/33 MYR 38,674 10,181,403
4.70%, 10/15/42 MYR 38,866 10,431,889
4.76%, 04/07/37 MYR 41,634 11,129,708
4.89%, 06/08/38 MYR 36,985 10,108,089
4.92%, 07/06/48 MYR 26,610 7,375,309
Malaysia Government
Investment Issue
3.42%, 09/30/27 MYR 40,024 9,918,094
3.45%, 07/15/36 MYR 31,692 7,640,963
3.46%, 10/15/30 MYR 43,086 10,669,445
3.60%, 07/31/28 MYR 47,797 11,904,513
3.61%, 04/30/35 MYR 23,732 5,849,384
3.63%, 08/30/30 MYR 24,131 6,018,708
3.77%, 05/31/45 MYR 26,858 6,454,474
3.80%, 10/08/31 MYR 38,584 9,695,919
3.97%, 07/16/40 MYR 23,960 5,953,232
4.12%, 11/30/34 MYR 46,092 11,759,425
4.13%, 07/09/29 MYR 46,378 11,744,829
4.19%, 10/07/32 MYR 39,415 10,089,885
4.25%, 09/30/30 MYR 34,620 8,846,869
4.26%, 07/26/27 MYR 16,987 4,253,106
4.29%, 08/14/43 MYR 47,999 12,316,235
4.37%, 10/31/28 MYR 38,532 9,777,783
4.42%, 09/30/41 MYR 30,587 7,964,615
4.47%, 09/15/39 MYR 47,523 12,443,816
4.66%, 03/31/38 MYR 15,252 4,068,257
391,099,809
Mexico : 6.2%
Mexican Bonos
5.50%, 03/04/27 MXN 18,138 988,609
7.50%, 06/03/27 MXN 65,056 3,607,792
7.50%, 05/26/33 MXN 506,584 25,745,713
7.75%, 05/29/31 MXN 666,300 35,221,485
7.75%, 11/23/34 MXN 628,900 31,914,420
7.75%, 11/13/42 MXN 657,014 30,259,330
8.00%, 04/15/32 MXN 175,826 9,257,016
8.00%, 05/24/35 MXN 64,486 3,283,174
8.00%, 02/21/36 MXN 272,877 13,868,683
8.00%, 11/07/47 MXN 379,905 17,631,450
8.00%, 07/31/53 MXN 599,730 27,561,165
8.00%, 04/29/55 MXN 112,805 5,156,933
8.50%, 03/02/28 MXN 130,333 7,299,486
8.50%, 03/01/29 MXN 532,545 29,586,359
8.50%, 05/31/29 MXN 345,678 19,146,915
8.50%, 02/28/30 MXN 63,643 3,505,312
8.50%, 11/18/38 MXN 415,174 21,177,049
10.00%, 11/20/36 MXN 138,626 8,036,910
293,247,801
Par
(000’s) Value
Peru : 3.4%
Peru Government Bond
5.35%, 08/12/40 PEN 41,634 $ 9,972,483
5.40%, 08/12/34 PEN 78,358 21,311,081
5.94%, 02/12/29 PEN 25,923 7,734,506
6.15%, 08/12/32 PEN 71,493 21,414,465
6.35%, 08/12/28 PEN 12,175 3,653,560
6.90%, 08/12/37 PEN 73,823 20,983,300
6.95%, 08/12/31 PEN 47,081 14,629,575
Peru Government Bond
144A Reg S
6.85%, 08/12/35 † PEN 71,644 20,912,669
7.30%, 08/12/33 PEN 78,354 24,584,712
7.60%, 08/12/39 PEN 59,471 17,628,753
162,825,104
Poland : 5.2%
Republic of Poland
Government Bond
0.00%, 01/25/28 ^ PLN 14,855 3,684,619
1.25%, 10/25/30 PLN 79,495 17,979,258
1.75%, 04/25/32 PLN 92,978 20,301,001
2.50%, 07/25/27 PLN 47,183 12,404,019
2.75%, 04/25/28 PLN 16,574 4,296,041
2.75%, 10/25/29 PLN 66,173 16,506,623
3.75%, 05/25/27 PLN 29,722 7,954,908
4.50%, 07/25/30 PLN 101,683 26,604,946
4.50%, 01/25/31 PLN 52,953 13,756,318
4.75%, 07/25/29 PLN 85,787 22,898,709
5.00%, 01/25/30 PLN 51,207 13,710,541
5.00%, 10/25/34 PLN 85,726 21,899,755
5.00%, 10/25/35 PLN 84,513 21,249,135
6.00%, 10/25/33 PLN 98,123 26,907,878
7.50%, 07/25/28 PLN 61,456 17,498,296
247,652,047
Romania : 4.0%
Romania Government
Bond
2.50%, 10/25/27 RON 28,265 6,009,708
3.65%, 09/24/31 RON 30,095 5,774,875
4.15%, 01/26/28 RON 31,895 6,909,136
4.15%, 10/24/30 RON 28,995 5,836,564
4.25%, 04/28/36 RON 24,530 4,442,472
4.75%, 10/11/34 RON 32,030 6,156,394
4.85%, 07/25/29 RON 34,045 7,240,076
5.00%, 02/12/29 RON 30,095 6,485,734
5.80%, 07/26/27 RON 31,910 7,141,872
6.30%, 04/26/28 RON 37,815 8,480,951
6.30%, 04/25/29 RON 45,310 10,080,419
6.70%, 02/25/32 RON 47,720 10,520,770
6.75%, 04/25/35 † RON 29,520 6,520,487
6.85%, 07/29/30 RON 28,425 6,347,944
7.10%, 07/31/34 RON 45,190 10,170,196
7.20%, 05/31/27 RON 39,770 9,047,502
7.20%, 10/30/33 RON 45,645 10,306,905
7.35%, 04/28/31 RON 48,780 11,156,965
7.50%, 07/27/33 RON 15,075 3,457,857
7.65%, 07/27/31 RON 23,550 5,443,127
7.90%, 02/24/38 RON 46,205 11,085,309
8.00%, 04/29/30 RON 41,510 9,697,019

Par
(000’s) Value
Romania (continued)
8.25%, 09/29/32 RON 46,995 $ 11,167,178
8.75%, 10/30/28 RON 42,395 10,028,448
189,507,908
Serbia : 1.3%
Serbia Treasury Bonds
4.50%, 07/30/30 RSD 320,020 3,142,638
4.50%, 08/20/32 RSD 1,556,310 14,736,896
5.25%, 07/27/35 RSD 1,437,570 14,106,285
5.88%, 02/08/28 RSD 1,423,000 14,256,641
7.00%, 10/26/31 RSD 1,377,810 14,765,868
61,008,328
South Africa : 5.4%
Republic of South Africa
Government Bond
6.25%, 03/31/36 ZAR 148,873 6,990,009
6.50%, 02/28/41 ZAR 138,196 6,039,064
7.00%, 02/28/31 ZAR 323,213 17,710,243
8.00%, 01/31/30 ZAR 482,398 27,900,196
8.25%, 03/31/32 ZAR 495,783 28,304,250
8.50%, 01/31/37 ZAR 528,431 28,870,897
8.75%, 01/31/44 ZAR 470,428 24,921,132
8.75%, 02/28/48 ZAR 684,433 36,207,928
8.88%, 02/28/35 ZAR 537,793 30,895,113
9.00%, 01/31/40 ZAR 474,883 26,081,742
9.88%, 03/31/39 ZAR 23,330 1,386,440
10.00%, 03/31/33 ZAR 77,613 4,763,073
10.12%, 03/31/42 ZAR 24,690 1,474,964
10.88%, 03/31/38 ZAR 83,475 5,338,143
11.62%, 03/31/53 ZAR 144,215 9,926,474
256,809,668
Supranational : 6.2%
African Development
Bank
6.55%, 05/23/35 INR 696,500 6,839,999
Asian Development Bank
2.50%, 02/15/27 CNY 14,000 2,045,542
European Bank for
Reconstruction &
Development
0.00%, 01/28/27 ^ MXN 12,500 649,544
2.75%, 04/27/32 CNY 43,310 6,655,950
4.25%, 02/07/28 IDR 94,030,000 5,365,170
5.12%, 05/01/27 IDR 15,160,000 885,820
6.25%, 04/11/28 INR 450,800 4,629,494
6.38%, 01/08/36 INR 460,000 4,374,544
6.75%, 01/13/32 INR 1,189,700 12,088,253
European Bank for
Reconstruction &
Development Reg S
3.01%, 03/13/28 PLN 41,430 10,715,312
European Investment
Bank 144A
6.95%, 03/01/29 INR 340,500 3,494,249
European Investment
Bank Reg S
1.00%, 02/25/28 PLN 52,971 13,291,649
2.75%, 08/25/26 PLN 34,868 9,309,000
2.88%, 11/15/29 PLN 4,088 1,021,817
Par
(000’s) Value
Supranational (continued)
3.00%, 11/25/29 PLN 53,200 $ 13,306,029
4.50%, 02/16/28 MXN 96,500 5,035,501
7.40%, 10/23/33 INR 196,300 2,001,583
Inter-American
Development Bank
7.00%, 01/25/29 INR 555,000 5,723,706
7.00%, 04/17/33 INR 672,000 6,723,277
7.05%, 04/08/29 INR 392,000 4,128,990
7.35%, 10/06/30 INR 725,000 7,510,482
International Bank for
Reconstruction &
Development
1.75%, 01/24/28 CNY 89,000 12,947,994
2.25%, 01/19/29 CNY 78,000 11,528,499
2.50%, 01/13/31 CNY 27,000 4,073,092
2.50%, 08/02/33 CNY 40,000 6,051,381
2.75%, 01/19/27 CNY 76,000 11,113,195
2.75%, 07/26/34 CNY 20,000 3,116,071
5.30%, 06/25/30 MXN 141,000 6,865,363
5.35%, 02/09/29 IDR 90,560,000 5,243,256
5.73%, 08/02/27 PLN 5,600 1,528,663
6.50%, 04/17/30 INR 691,900 6,952,527
6.50%, 10/01/37 INR 928,000 8,791,843
6.75%, 09/08/27 INR 266,200 2,754,697
7.05%, 07/22/29 INR 514,000 5,264,707
7.07%, 06/26/29 MXN 32,700 1,745,335
7.25%, 01/21/27 MXN 269,750 14,981,842
8.50%, 04/06/26 MXN 33,600 1,863,267
International Bank for
Reconstruction &
Development Reg S
6.75%, 06/17/27 MXN 65,300 3,582,768
International Finance
Corp.
5.02%, 02/11/28 MXN 40,000 2,079,927
5.13%, 08/05/30 MXN 33,000 1,585,521
7.00%, 07/20/27 MXN 334,280 18,383,501
7.02%, 04/06/28 MXN 70,500 3,799,103
7.50%, 01/18/28 MXN 109,710 6,046,927
7.75%, 01/18/30 MXN 247,780 13,424,192
12.00%, 11/03/27 COP 7,100,000 1,903,884
International Finance
Corp. Reg S
8.38%, 05/31/29 MXN 238,740 13,189,156
294,612,622
Thailand : 6.6%
Thailand Government
Bond
1.00%, 06/17/27 THB 444,326 13,445,328
1.19%, 04/17/29 THB 204,899 6,152,211
1.34%, 03/17/31 THB 100,437 2,993,277
1.58%, 12/17/35 THB 322,848 9,265,624
1.60%, 12/17/29 THB 310,248 9,388,752
1.60%, 06/17/35 THB 163,592 4,705,547
1.66%, 03/17/30 THB 368,627 11,176,499
1.84%, 05/17/36 THB 104,150 3,059,507
2.00%, 12/17/31 THB 489,122 15,023,618
2.00%, 06/17/42 THB 225,302 5,939,635

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Thailand (continued)
2.05%, 04/17/28 THB 345,560 $ 10,618,413
2.12%, 12/17/26 THB 270,855 8,273,274
2.25%, 03/17/27 THB 356,645 10,926,285
2.40%, 11/17/27 THB 371,587 11,485,700
2.40%, 03/17/29 THB 369,331 11,480,655
2.41%, 03/17/35 THB 354,189 10,951,653
2.50%, 11/17/29 THB 358,725 11,209,696
2.65%, 06/17/28 THB 421,801 13,125,538
2.70%, 06/17/40 THB 297,522 8,916,261
2.80%, 06/17/34 THB 361,553 11,521,929
2.88%, 12/17/28 THB 298,247 9,377,195
2.88%, 06/17/46 THB 269,623 7,769,375
2.98%, 06/17/45 THB 365,305 10,674,952
3.30%, 06/17/38 THB 392,934 12,653,791
3.35%, 06/17/33 THB 382,354 12,607,077
3.39%, 06/17/37 THB 411,121 13,633,602
3.40%, 06/17/36 THB 280,976 9,417,141
3.45%, 06/17/43 THB 442,314 13,852,795
3.65%, 06/20/31 THB 306,394 10,153,821
3.77%, 06/25/32 THB 374,988 12,575,255
4.88%, 06/22/29 THB 336,878 11,261,511
313,635,917
Turkey : 2.4%
Turkiye Government
Bond
10.50%, 08/11/27 TRY 304,891 4,914,722
11.00%, 02/24/27 TRY 65,914 1,184,243
11.70%, 11/13/30 TRY 169,792 1,896,042
12.40%, 03/08/28 TRY 369,630 5,563,563
17.30%, 07/19/28 TRY 563,921 8,986,499
17.80%, 07/13/33 TRY 313,713 4,328,718
26.20%, 10/05/33 TRY 1,265,828 24,321,477
27.70%, 09/27/34 TRY 400,011 7,990,508
30.00%, 09/12/29 TRY 1,653,859 32,474,949
Par
(000’s) Value
Turkey (continued)
31.08%, 11/08/28 TRY 983,089 $ 20,006,661
111,667,382
Uruguay : 1.2%
Uruguay Government
International Bond
8.00%, 10/29/35 UYU 581,790 14,617,387
8.25%, 05/21/31 UYU 595,481 15,204,820
9.75%, 07/20/33 UYU 684,434 18,760,682
Uruguay Government
International Bond
144A
8.50%, 03/15/28 UYU 130,012 3,287,537
Uruguay Government
International Bond
Reg S
8.50%, 03/15/28 UYU 115,873 2,930,013
54,800,439
Total Government Obligations
(Cost: $4,659,727,703) 4,602,423,951
Total Investments Before Collateral for
Securities Loaned: 97.5%
(Cost: $4,684,926,485) 4,626,636,010
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN : 0.2%
Money Market Fund: 0.2%
(Cost: $10,791,061)
State Street Navigator
Securities Lending
Government Money
Market Portfolio
3.66%(a) 10,791,061 10,791,061
Total Investments: 97.7%
(Cost: $4,695,717,546) 4,637,427,071
Other assets less liabilities: 2.3% 110,948,233
NET ASSETS: 100.0% $ 4,748,375,304

FootnoteRuleAboveBlank
Footnotes:
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $10,122,259.
(a) The rate shown is the 7-day yield as of 03/31/26.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $195,014,008, or 4.1% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 24,212,059 $ — $ 24,212,059
Government Obligations
 *
— 4,602,423,951 — 4,602,423,951
Money Market Fund 10,791,061 — — 10,791,061
Total Investments $ 10,791,061 $ 4,626,636,010 $ — $ 4,637,427,071
*
See Schedule of Investments for geographic regions.